Operating Lease Assets - Schedule of Contract Related to Leasing Held by the Company (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2008
Schedule of Contract Related to Leasing Held by the Company [Line Items]
Non-Current Assets	$ 57,009	$ 168,945	$ 402,628
Current Liabilities	134,580	115,592	147,848
Non- Current Liabilities	62,124	53,358	68,240
Energy Group [Member]
Schedule of Contract Related to Leasing Held by the Company [Line Items]
Non-Current Assets	4,123
Current Liabilities	12,000	10,308	14,360
Non- Current Liabilities
HSTONES [Member]
Schedule of Contract Related to Leasing Held by the Company [Line Items]
Non-Current Assets	1,151
Current Liabilities	4,987	4,283	5,308
Non- Current Liabilities
PFZ [Member]
Schedule of Contract Related to Leasing Held by the Company [Line Items]
Non-Current Assets	41,037
Current Liabilities	70,486	60,541	77,034
Non- Current Liabilities	62,124	53,358	68,240
ARBROS MATRIZ [Member]
Schedule of Contract Related to Leasing Held by the Company [Line Items]
Non-Current Assets	10,699
Current Liabilities	47,107	40,460	51,146
Non- Current Liabilities
Energy Group [Member]
Schedule of Contract Related to Leasing Held by the Company [Line Items]
Non-Current Assets		12,218
Current Liabilities		10,308
Non- Current Liabilities
HSTONES [Member]
Schedule of Contract Related to Leasing Held by the Company [Line Items]
Non-Current Assets		3,411
Current Liabilities		4,283
Non- Current Liabilities
PFZ [Member]
Schedule of Contract Related to Leasing Held by the Company [Line Items]
Non-Current Assets		121,611
Current Liabilities		60,541
Non- Current Liabilities		53,358
ARBROS MATRIZ [Member]
Schedule of Contract Related to Leasing Held by the Company [Line Items]
Non-Current Assets		31,705
Current Liabilities		40,460
Non- Current Liabilities